ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) - N-S Digital TV [Member] - Variable Interest Entity Primary Beneficiary [Member]	12 Months Ended
Dec. 31, 2016
Technical Support and Related Services Agreement [Member]
Organization and Principal Activities [Line Items]
Term of agreement	15 years
Power of Attorney [Member]
Organization and Principal Activities [Line Items]
Term of agreement	10 years
Loan agreements [Member]
Organization and Principal Activities [Line Items]
Term of agreement	10 years